UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008


                      USAAA TAX EXEMPT SHORT-TERM FUND



[LOGO OF USAA]
   USAA(R)


                       USAA TAX EXEMPT SHORT-TERM Fund


                      1ST QUARTER Portfolio of Investments


                                JUNE 30, 2008





                                                                     (Form N-Q)
 48496-0808                                (C)2008, USAA.  All rights reserved.

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CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Continental Casualty Co., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meets its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., California State Teachers' Retirement System, Dexia Credit Local, HSH Nordbank,
           A.G., JPMorgan Chase Bank, N.A., La Salle National Bank, N.A., Morgan Stanley Municipal Funding, Inc., or Wachovia Bank, N.A.

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(LOC)      Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement by one of the following: Dauphin County, Pennsylvania, Government National Mortgage Assoc., Municipal Securities
           Purchase, Inc., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
USD            Unified School District

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
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (46.7%)

               ALABAMA (1.1%)

$  2,000       Mobile IDB                                   4.65%        12/01/2011       $    1,957
   1,165       Montgomery Medical Clinic Board              4.50          3/01/2012            1,163
   1,265       Montgomery Medical Clinic Board              4.50          3/01/2013            1,250
   1,200       Montgomery Medical Clinic Board              4.50          3/01/2014            1,179
   2,480       Montgomery Medical Clinic Board              4.50          3/01/2015            2,416
   2,595       Montgomery Medical Clinic Board              4.50          3/01/2016            2,494
   1,000       Prattville IDB                               4.90          9/01/2008            1,001
                                                                                          ----------
                                                                                              11,460
                                                                                          ----------
               ARIZONA (0.7%)

   1,495       Health Facilities Auth.                      4.00          4/01/2010            1,509
   1,350       Health Facilities Auth.                      4.00          4/01/2012            1,346
   1,010       Pinal County Correctional Facilities IDA
                     (INS)                                  5.00         10/01/2010            1,020
   1,000       Pinal County Correctional Facilities IDA
                     (INS)                                  5.25         10/01/2012            1,004
   1,000       Pinal County Correctional Facilities IDA
                     (INS)                                  5.25         10/01/2013            1,000
   1,710       Pinal County Correctional Facilities IDA
                     (INS)                                  5.25         10/01/2014            1,705
                                                                                          ----------
                                                                                               7,584
                                                                                          ----------
               ARKANSAS (0.1%)

   1,130       Springdale (INS) (PRE)                       4.00          7/01/2016            1,146
                                                                                          ----------
               CALIFORNIA (1.9%)

     500       Community Medical Centers Municipal
                     Finance Auth.                          5.00          2/01/2009              504
   5,000       Golden State Tobacco Securitization
                    Corp.                                   5.00          6/01/2015            4,934
   7,000       Golden State Tobacco Securitization
                    Corp.                                   5.00          6/01/2016            6,865
   3,000       Golden State Tobacco Securitization
                    Corp.                                   5.00          6/01/2017            2,914
   2,000       Salinas USD (INS)                            4.21 (a)      6/01/2014            1,563
   1,000       Salinas USD (INS)                            4.21 (a)     10/01/2014              770
     860       Santa Rosa Rancheria Tachi Yokut Tribe
                     (b)                                    4.50          3/01/2011              857
   1,750       Santa Rosa Rancheria Tachi Yokut Tribe
                     (b)                                    4.88          3/01/2016            1,723
                                                                                          ----------
                                                                                              20,130
                                                                                          ----------
               COLORADO (1.7%)

     495       Beacon Point Metropolitan District (LOC -
                     Compass Bank)                          4.38         12/01/2015              502
   1,250       Denver Health and Hospital Auth.  (ETM)      5.25         12/01/2008            1,268
   1,000       Denver Health and Hospital Auth.             5.00         12/01/2014            1,010
   1,000       Denver Health and Hospital Auth.             5.00         12/01/2015            1,005
   1,475       Denver Health and Hospital Auth.             5.00         12/01/2016            1,468
   2,000       Health Facilities Auth.                      5.00          6/01/2012            2,057
   1,335       Health Facilities Auth.                      5.00          6/01/2013            1,371
   2,000       Health Facilities Auth.                      5.00          6/01/2015            2,046
   2,000       Health Facilities Auth.                      5.00         11/15/2015            2,062
   3,000       Health Facilities Auth.                      5.00         11/15/2016            3,070
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JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
$  2,035       High Plains Metropolitan District (LOC -
                     Compass Bank)                          4.38%        12/01/2015       $    2,062
                                                                                          ----------
                                                                                              17,921
                                                                                          ----------
               DISTRICT OF COLUMBIA (0.4%)

   4,200       Community Academy (INS)                      4.50          5/01/2017            3,737
                                                                                          ----------
               FLORIDA (0.7%)

   1,340       Clay County Dev. Auth.                       3.95          3/01/2011            1,360
   3,700       Jacksonville Economic Dev. Commission        4.00          3/01/2011            3,759
   2,000       Palm Beach County School Board (INS)         5.00          8/01/2015            2,138
                                                                                          ----------
                                                                                               7,257
                                                                                          ----------
               GUAM (0.2%)

   1,000       Education Financing Foundation               4.00         10/01/2013              992
     760       Education Financing Foundation               5.00         10/01/2014              791
                                                                                          ----------
                                                                                               1,783
                                                                                          ----------
               HAWAII (0.4%)

   4,720       Honolulu (INS)                               5.00          7/01/2008            4,720
                                                                                          ----------
               ILLINOIS (2.9%)

   2,515       Chicago                                      6.13         12/01/2012            2,542
  20,000       Chicago Board of Education (INS) (c)         4.50 (a)     12/01/2009           19,215
   1,195       Health Facilities Auth. (INS)                5.00          2/15/2009            1,217
     880         Housing Dev. Auth.                         4.15          1/01/2014              887
     530         Housing Dev. Auth.                         4.20          1/01/2014              535
     805         Housing Dev. Auth.                         4.15          7/01/2014              811
   1,010       Housing Dev. Auth.                           4.20          7/01/2015            1,012
     560         Housing Dev. Auth.                         4.30          1/01/2016              565
     575         Housing Dev. Auth.                         4.35          1/01/2016              582
   3,413       Pingree Grove                                5.25          3/01/2015            3,296
                                                                                          ----------
                                                                                              30,662
                                                                                          ----------
               INDIANA (0.8%)

   2,060       Health & Educational Facility Auth.          5.00          2/15/2013            2,115
   3,000       Health Facility Financing Auth. (INS)        5.00         11/01/2009            3,088
   3,750       Port Commission                              4.10          5/01/2012            3,763
                                                                                          ----------
                                                                                               8,966
                                                                                          ----------
               IOWA (1.0%)

  10,000       Finance Auth. (INS)                          5.00          7/01/2014            9,865
   1,000       Lansing                                      3.60         11/01/2008            1,004
                                                                                          ----------
                                                                                              10,869
                                                                                          ----------
               KANSAS (1.2%)

   2,000       La Cygne (INS)                               4.05          3/01/2015            1,961
  11,250       Wyandotte County                             4.75         12/01/2016           10,979
                                                                                          ----------
                                                                                              12,940
                                                                                          ----------
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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               MARYLAND (1.2%)

$ 10,000       Anne Arundel County                          4.10%         7/01/2014       $    9,994
   2,650       Health and Higher Education Facilities
                     Auth., acquired 3/05/2003, cost
                     $2,650  (d)                            5.00          2/01/2013            2,737
                                                                                          ----------
                                                                                              12,731
                                                                                          ----------
               MASSACHUSETTS (0.2%)

   1,640       Health and Educational Facilities Auth.
                     (INS)                                  5.25          7/01/2008            1,640
                                                                                          ----------
               MICHIGAN (0.9%)

   4,950       Dickinson County EDC                         5.75          6/01/2016            4,968
   1,000       Hospital Finance Auth.  (ETM)                5.50         10/01/2008            1,009
   1,000       Hospital Finance Auth.                       5.00         11/15/2014            1,033
   1,000       Hospital Finance Auth.                       5.00         11/15/2015            1,027
   1,900       Wayne County (INS)                           5.63          5/01/2011            1,975
                                                                                          ----------
                                                                                              10,012
                                                                                          ----------
               MINNESOTA (0.2%)

   1,000       Higher Education Facilities Auth.            4.00          4/01/2015              987
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2013              253
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2014              253
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2015              251
     300       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2016              299
     325       St. Paul Housing and Redevelopment Auth.     5.25          5/15/2017              325
                                                                                          ----------
                                                                                               2,368
                                                                                          ----------
               MISSISSIPPI (1.3%)

   1,500       Hospital Equipment and Facilities Auth.      5.00          8/15/2013           1,552
   2,280       Hospital Equipment and Facilities Auth.      5.00          8/15/2014           2,364
   4,330       Hospital Equipment and Facilities Auth.      5.00         12/01/2014           4,399
   1,000       Hospital Equipment and Facilities Auth.      5.00          8/15/2015           1,034
   2,000       Hospital Equipment and Facilities Auth.      5.00          8/15/2016           2,054
   2,645       Lafayette County  (ETM)                      5.50          3/01/2009           2,702
                                                                                          ----------
                                                                                             14,105
                                                                                          ----------
               MISSOURI (2.0%)

   1,135       Cape Girardeau County IDA                    5.00          6/01/2014            1,138
   1,000       Cape Girardeau County IDA                    5.00          6/01/2017              975
   6,000       Environmental Improvement and Energy
                     Resources Auth.                        4.00          1/02/2012            5,898
   1,000       Fenton                                       4.00          4/01/2009            1,006
   2,440       Fenton                                       4.10          4/01/2010            2,468
   1,200       Fenton                                       5.00          4/01/2011            1,240
   1,750       Fenton                                       5.00          4/01/2012            1,815
   1,055       Joint Municipal Electric Utility
                     Commission (INS)                       5.00          1/01/2015            1,087
   5,500       Riverside IDA (INS)                          4.50          5/01/2016            5,249
                                                                                          ----------
                                                                                              20,876
                                                                                          ----------
               NEBRASKA (0.3%)

     505       Investment Finance Auth. (INS)               5.05         11/15/2008              507
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USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
$  2,570       O'Neil                                       4.80%         5/01/2009       $    2,607
                                                                                          ----------
                                                                                               3,114
                                                                                          ----------
               NEW JERSEY (4.4%)

  10,000       Bayonne                                      5.00          9/18/2008           10,042
   8,982       Bayonne                                      5.00         10/24/2008            9,042
   1,000       Bayonne Redevelopment Agency                 5.00          4/11/2009            1,015
   7,000       Jersey City Municipal Utilities Auth.        4.75         11/06/2008            7,061
   9,745       Tobacco Settlement Financing Corp.           5.00          6/01/2014            9,730
   9,640       Transit Corp.                                5.75          9/15/2014           10,271
                                                                                          ----------
                                                                                              47,161
                                                                                          ----------
               NEW MEXICO (0.5%)

   1,500       Jicarilla Apache Nation  (b)                 5.00          9/01/2011            1,555
   1,850       Jicarilla Apache Nation  (b)                 5.00          9/01/2013            1,921
   2,120       Sandoval County                              4.00          6/01/2015            2,124
                                                                                          ----------
                                                                                               5,600
                                                                                          ----------
               NEW YORK (5.4%)

   1,570       Albany IDA                                   5.25          7/01/2008            1,570
   1,000       Albany IDA                                   5.50         11/15/2012            1,046
   1,000       Albany IDA                                   5.50         11/15/2013            1,046
   3,500       Albany IDA                                   4.25         11/15/2014            3,435
   2,410       Albany IDA                                   5.00         11/15/2015            2,457
   5,000       Dormitory Auth. (INS) (ETM)                  5.50          7/01/2009            5,183
   1,000       Dormitory Auth.                              5.00          7/01/2013            1,002
   3,710       Dormitory Auth.                              5.00          7/01/2013            3,719
   3,010       Dormitory Auth.                              5.00          7/01/2014            3,017
   3,145       Dormitory Auth.                              5.00          7/01/2015            3,144
   4,095       Dormitory Auth.                              5.00          7/01/2015            4,094
   2,000       Dormitory Auth.                              4.00          8/15/2015            2,018
     720       Dormitory Auth.                              4.00          2/15/2016              722
   3,295       Dormitory Auth.                              5.00          7/01/2016            3,253
   3,640       East Rochester Housing Auth. (NBGA)          3.75         12/20/2012            3,681
   2,150       New York City Transitional Finance Auth.
                     (ETM)                                  5.00          8/15/2008            2,159
   7,850       New York City Transitional Finance Auth.,
                     economically defeased  (ETM)           5.00          8/15/2008            7,883
   2,500       Seneca Nation Indians Capital
                     Improvements Auth.  (b)                5.25         12/01/2016            2,412
   5,095       Suffolk County IDA                           4.30         11/01/2011            5,079
     875       Ulster County IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     5.20         11/15/2009              895
                                                                                          ----------
                                                                                              57,815
                                                                                          ----------
               NORTH CAROLINA (0.2%)

   2,100       Medical Care Commission                      4.38          7/01/2017            2,007
                                                                                          ----------
               OHIO (1.8%)

   3,750       American Municipal Power - Ohio, Inc.        5.00          2/01/2009            3,775
   7,500       American Municipal Power - Ohio, Inc.        5.00          2/01/2010            7,550
   4,500       Buckeye Tobacco Settlement Financing
                     Auth.                                  5.00          6/01/2015            4,440
     600       Franklin County                              5.25          7/01/2008              600

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JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
$  1,240       Miami County                                 5.25%         5/15/2011       $    1,274
   1,865       Miami County                                 5.25          5/15/2012            1,914
                                                                                          ----------
                                                                                              19,553
                                                                                          ----------
               OKLAHOMA (0.6%)

     935       Cherokee Nation (INS) (b)                    4.10         12/01/2011              913
   2,150       Cherokee Nation (INS) (b)                    4.30         12/01/2016            1,976
   1,685       Norman Regional Hospital Auth. (INS)         5.00          9/01/2011            1,701
   1,000       Norman Regional Hospital Auth. (INS)         5.00          9/01/2013            1,000
   1,090       Norman Regional Hospital Auth. (INS)         5.00          9/01/2014            1,086
                                                                                          ----------
                                                                                               6,676
                                                                                          ----------
               PENNSYLVANIA (1.2%)

   1,000       Allegheny County Hospital Dev. Auth.         5.00         11/15/2009            1,001
   9,750       Harrisburg Auth. (NBGA) (b)                  4.50 (a)     12/15/2010            8,746
   1,500       Montgomery County IDA                        5.00         11/15/2016            1,507
   2,000       Montgomery County IDA                        5.00         11/15/2017            1,993
                                                                                          ----------
                                                                                              13,247
                                                                                          ----------
               PUERTO RICO (0.7%)

   7,500       Government Dev. Bank                         5.00         12/01/2014            7,560
                                                                                          ----------
               SOUTH CAROLINA (1.5%)

   2,125       Georgetown County                            5.13          2/01/2012            2,125
   3,000       Jobs EDA (INS)                               4.05          4/01/2013            2,932
   1,000       Lexington County Health Services
                     District, Inc.                         5.00         11/01/2014            1,032
   4,000       Richland County                              4.60          9/01/2012            3,909
   1,485       SCAGO Educational Facilities Corp. (INS)     4.00         12/01/2016            1,363
   5,130       Tobacco Settlement Revenue Management
                     Auth.  (e)                             5.00          6/01/2018            5,002
                                                                                          ----------
                                                                                              16,363
                                                                                          ----------
               TENNESSEE (0.0%)

     495       Springfield Health and Educational
                     Facilities Board                       4.90          8/01/2008              496
                                                                                          ----------
               TEXAS (7.0%)

   1,695       Austin Higher Education Auth.                4.80          8/01/2009            1,697
     605       Bexar County Health Facilities Dev.
                     Corp.                                  5.00          7/01/2011              617
   1,335       Gregg County Health Facilities Dev.
                     Corp.                                  5.00         10/01/2015            1,343
   2,105       Gregg County Health Facilities Dev.
                     Corp.                                  5.00         10/01/2016            2,098
     750       Harlandale ISD (NBGA)                        5.10 (a)      8/15/2008              748
     550       Hidalgo County Health Services Corp.         4.00          8/15/2008              550
     190       Hidalgo County Health Services Corp.         5.00          8/15/2010              193
   3,885       Houston ISD (INS)                            4.90 (a)      9/15/2008            3,865
   3,000       Houston ISD (NBGA)                           4.55 (a)      2/15/2009            2,957
   5,260       Houston ISD Public Facility Corp. (INS)      4.90 (a)      9/15/2008            5,233
   1,875       Lewisville (INS)                             5.00          9/01/2010            1,900
   4,000       Lewisville ISD (NBGA)                        4.01 (a)      8/15/2010            3,751
   3,000       Lewisville ISD (NBGA)                        4.07 (a)      8/15/2011            2,693
     500       Midlothian Dev. Auth. (INS)                  5.00         11/15/2011              506


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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
$    760       Midlothian Dev. Auth. (INS)                  5.00%        11/15/2012       $      765
     535       Midlothian Dev. Auth. (INS)                  5.00         11/15/2013              535
     560       Midlothian Dev. Auth. (INS)                  5.00         11/15/2014              558
     390       Midlothian Dev. Auth. (INS)                  5.00         11/15/2015              386
   8,400       North Texas Tollway Auth.                    4.13         11/19/2008            8,407
   1,220       Northwest ISD (NBGA)                         4.01 (a)      2/15/2013            1,021
   1,000       Northwest ISD (NBGA)                         4.07 (a)      2/15/2014              798
   1,000       San Leanna Education Facilities Corp.        5.00          6/01/2013            1,026
   1,585       San Leanna Education Facilities Corp.        5.00          6/01/2017            1,601
   1,000       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00          5/15/2011            1,021
   1,000       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2011              980
   1,155       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2012            1,127
   1,220       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00         11/15/2013            1,231
   1,100       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2013            1,064
   1,265       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2014            1,207
   1,470       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00          5/15/2015            1,481
   1,250       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.75         11/15/2015            1,238
   1,000       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00         11/15/2017              981
   2,810       Tyler Health Facilities Dev. Corp.           5.00         11/01/2013            2,794
   4,575       Tyler Health Facilities Dev. Corp.           5.00         11/01/2014            4,528
   3,360       Tyler Health Facilities Dev. Corp.           5.00         11/01/2015            3,297
   6,155       Tyler Health Facilities Dev. Corp.           5.25         11/01/2016            6,049
     710       Wylie ISD (NBGA) (ETM)                       4.40 (a)      8/15/2008              708
     675       Wylie ISD (NBGA)                             4.40 (a)      8/15/2008              673
   1,225       Wylie ISD (NBGA) (ETM)                       4.50 (a)      8/15/2009            1,191
   2,155       Wylie ISD (NBGA)                             4.50 (a)      8/15/2009            2,095
                                                                                          ----------
                                                                                              74,913
                                                                                          ----------
               UTAH (1.8%)

  18,470       Jordanelle Special Service District,
                     acquired 6/15/2007, cost $18,470 (d)   4.58          6/20/2009           18,778
                                                                                          ----------
               VIRGINIA (2.4%)

  18,665       Chesapeake Port Facility IDA  (c)            3.90          3/01/2013           18,490
   5,655       Marquis Community Dev. Auth.                 5.10          9/01/2013            5,546
   2,000       Newport News IDA                             5.50          9/01/2008            2,012
                                                                                          ----------
                                                                                              26,048
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $505,608)                                 500,238
                                                                                          ----------
               PUT BONDS (23.3%)

               ALABAMA (0.5%)

   5,500       East Alabama Health Care Auth.               5.00          9/01/2033            5,445
                                                                                          ----------

                                                                              9

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               ARIZONA (2.0%)

$ 10,000       Maricopa County                              2.90%         6/01/2035       $    9,987
  11,000       Maricopa County                              4.00          1/01/2038           10,996
                                                                                          ----------
                                                                                              20,983
                                                                                          ----------
               CALIFORNIA (3.0%)

  10,150       Association of Bay Area Governments
                     Finance Auth.                          6.25          8/15/2030           10,158
   2,755       Health Facilities Financing Auth.            4.45          7/01/2026            2,811
     245       Health Facilities Financing Auth.  (PRE)     4.45          7/01/2026              256
   5,000       Statewide Communities Dev. Auth. (INS)       4.10          4/01/2028            4,894
   5,775       Statewide Communities Dev. Auth.             3.85         11/01/2029            5,751
   8,500       Statewide Communities Dev. Auth.             3.45          4/01/2035            8,478
                                                                                          ----------
                                                                                              32,348
                                                                                          ----------
               COLORADO (1.0%)

   8,000       E-470 Public Highway Auth. (INS)             5.00          9/01/2039            8,125
   3,000       Health Facilities Auth.                      3.75          6/01/2034            3,037
                                                                                          ----------
                                                                                              11,162
                                                                                          ----------
               FLORIDA (1.7%)

   7,500       Highlands County Health Facilities Auth.     5.00         11/15/2029            7,592
   5,000       Highlands County Health Facilities Auth.     3.95         11/15/2032            4,891
   3,250       Miami Dade County Health Facilities Auth.
                     (INS)                                  4.55          8/01/2046            3,200
   2,500       Univ. Athletic Association, Inc. (LOC -
                     SunTrust Bank)                         2.80         10/01/2031            2,505
                                                                                          ----------
                                                                                              18,188
                                                                                          ----------
               ILLINOIS (2.7%)

   8,000       Dev. Finance Auth.                           3.75          2/01/2033            7,810
   2,500       Educational Facilities Auth.                 4.05          7/01/2025            2,540
   1,250       Educational Facilities Auth.                 4.13          3/01/2030            1,253
   1,250       Educational Facilities Auth.                 4.13          3/01/2030            1,215
   1,550       Educational Facilities Auth.                 3.35          3/01/2034            1,561
  12,000       Educational Facilities Auth.                 3.65          3/01/2034           12,116
   1,900       Educational Facilities Auth.                 3.90         11/01/2036            1,925
                                                                                          ----------
                                                                                              28,420
                                                                                          ----------
               IOWA (0.8%)

   8,500       Chillicothe                                  3.60         11/01/2023            8,535
                                                                                          ----------
               LOUISIANA (1.9%)

  10,000       Local Government Environmental Facilities
                     and Community Dev. Auth. (INS)         2.95          3/01/2030           10,015
  10,000       Offshore Terminal Auth.                      4.30         10/01/2037           10,169
                                                                                          ----------
                                                                                              20,184
                                                                                          ----------

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               MISSOURI (0.4%)

$  4,000       Bi-State Dev. Agency (LOC - JPMorgan
                     Chase Bank, N.A.)                      3.95%        10/01/2035       $    4,030
                                                                                          ----------
               NEW MEXICO (0.5%)

   5,500       Farmington (INS)                             4.00          6/01/2032            5,374
                                                                                          ----------
               NEW YORK (0.9%)

   1,925       Amherst IDA (INS)                            4.20         10/01/2031            1,903
   1,100       Brookhaven IDA (LOC - North Fork Bank)       4.25         11/01/2037            1,105
   7,000       Hempstead                                    5.00         12/01/2010            6,965
                                                                                          ----------
                                                                                               9,973
                                                                                          ----------
               TEXAS (4.9%)

  17,500       Matagorda County Navigation District No. 1   5.13          6/01/2030           17,557
  12,000       North Texas Tollway Auth.                    5.75          1/01/2038           12,561
   9,760       Northside ISD (NBGA) (c)                     4.10          6/01/2035            9,878
  12,000       Red River Education Finance Corp.            2.75          3/01/2031           12,057
                                                                                          ----------
                                                                                              52,053
                                                                                          ----------
               VIRGINIA (0.3%)

   3,750       Peninsula Ports Auth.                        3.30         10/01/2033            3,759
                                                                                          ----------
               WYOMING (2.7%)

  15,000       Lincoln County                               3.40          1/01/2016           15,068
  14,000       Sweetwater County                            3.90         12/01/2014           13,848
                                                                                          ----------
                                                                                              28,916
                                                                                          ----------
               Total Put Bonds (cost: $248,859)                                              249,370
                                                                                          ----------

               PERIODIC AUCTION RESET BONDS (5.4%)

               ARIZONA (1.1%)

  11,500       Maricopa County IDA, acquired 6/08/2006,
                     cost $11,500  (d)                      2.59          1/01/2039           11,500
                                                                                          ----------
               CALIFORNIA (1.6%)

   9,450       Statewide Communities Dev. Auth. (INS)       7.35         12/01/2028            9,450
   7,850       Statewide Communities Dev. Auth. (INS)       7.44          5/15/2029            7,850
                                                                                          ----------
                                                                                              17,300
                                                                                          ----------
               FLORIDA (1.6%)

   7,050       Brevard County Health Facilities Auth.
                     (INS)                                  7.35         12/01/2028            7,050
   9,550       Volusia County IDA (INS)                     7.35         12/01/2028            9,550
                                                                                          ----------
                                                                                              16,600
                                                                                          ----------

                                                                             11

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------

               OKLAHOMA (1.1%)

$ 12,000       Tulsa County Industrial Auth., acquired
                     7/20/2006 & 9/27/2006, cost
                     $12,000  (d)                           2.87%         1/01/2039       $   12,000
                                                                                          ----------
               Total Periodic Auction Reset Bonds (cost: $57,400)                             57,400
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (22.3%)

               ALABAMA (2.9%)

  30,700       McIntosh IDB                                 6.00          7/01/2028           30,700
                                                                                          ----------
               CALIFORNIA (3.0%)

  19,100       Golden State Tobacco Securitization Corp.
                     (INS)(LIQ) (b)                         6.00          6/01/2038           19,100
   4,500       Health Facilities Financing Auth.
                     (LIQ)(INS)                             7.75          9/01/2028            4,500
   8,135       Health Facilities Financing Auth.
                     (LIQ)(INS)                             7.75          9/01/2028            8,135
                                                                                          ----------
                                                                                              31,735
                                                                                          ----------
               GEORGIA (0.4%)

   4,000       La Grange Dev. Auth.                         6.75         10/01/2012            4,000
                                                                                          ----------
               IDAHO (1.9%)

  19,885       American Falls Reservoir District            4.55          2/01/2025           19,885
                                                                                          ----------
               ILLINOIS (1.0%)

  11,200       Illinois Health Facilities Auth.
                     (LIQ)(INS)                             7.75          8/01/2026           11,200
                                                                                          ----------
               MARYLAND (2.2%)

  15,000       EDC (INS)(LIQ)                               9.00          7/01/2034           15,000
   7,000       EDC (INS)(LIQ)                               9.00          7/01/2036            7,000
   1,000       Maryland EDC (INS)(LIQ)                      9.00          7/01/2034            1,000
                                                                                          ----------
                                                                                              23,000
                                                                                          ----------
               NORTH CAROLINA (0.5%)

   5,480       Medical Care Commission (LIQ)(INS)           8.00         11/15/2009            5,480
                                                                                          ----------
               OKLAHOMA (0.0%)

     240       Payne County EDA (INS)(LIQ)                  9.00          7/01/2032              240
                                                                                          ----------
               PENNSYLVANIA (5.1%)

   9,100       Berks County IDA (INS)                       4.70          7/01/2016            9,100
  15,000       Dauphin County General Auth. (INS)(LIQ)      9.00         11/01/2017           15,000
  11,945       Franklin County IDA (INS)(LIQ)               9.00         12/01/2024           11,945
  19,000       Harrisburg Auth. (INS)(NBGA)                 6.50          7/15/2029           19,000
                                                                                          ----------
                                                                                              55,045
                                                                                          ----------

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued)


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
               SOUTH DAKOTA (1.0%)

$ 10,400       Grant County                                 3.67%        12/01/2012       $   10,400
                                                                                          ----------
               TEXAS (2.9%)

  15,700       Harris County Health Facilities Dev.
                     Corp. (LIQ)(INS)                       7.75          9/01/2031           15,700
  15,285       Tarrant County Health Facilities Dev.
                     Corp. (LIQ)(INS)                       7.00          8/15/2032           15,285
                                                                                          ----------
                                                                                              30,985
                                                                                          ----------
               WYOMING (1.4%)

   5,985       Converse County                              3.55         12/01/2020            5,985
   9,335       Sweetwater County                            3.55         12/01/2020            9,335
                                                                                          ----------
                                                                                              15,320
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $237,990)                             237,990
                                                                                          ----------
               TOTAL INVESTMENTS (COST: $1,049,857)                                     $  1,044,998
                                                                                          ==========

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--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

14

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                              (continued)


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)


B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                    SECURITIES
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $             -
Level 2 - Other Significant Observable Inputs                    1,044,998,000
Level 3 - Significant Unobservable Inputs                                    -
-------------------------------------------------------------------------------
Total                                                          $ 1,044,998,000
-------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

  N O T E S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2008 (UNAUDITED)

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $3,645,000 and $8,504,000 respectively, resulting in net unrealized depreciation of $4,859,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,069,941,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At June 30, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2008, was $45,015,000, which represented 4.2% of the Fund's net assets.
(e) At June 30, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $5,002,000.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.